SUPPLEMENT TO THE
SPARTAN(registered trademark) CALIFORNIA
MUNICIPAL FUNDS
PROSPECTUS
DATED APRIL 17, 1995
The following information
replaces similar information
found under "Expenses"
beginning on page 5.
   SPARTAN CA MONEY MARKET
Management fee (after
reimbursement)         .35 %
12b-1 fee     None
Other expenses         .00 %
    Total fund operating expenses
 .35 %
SPARTAN CA INTERMEDIATE
Management fee (after
reimbursement)     .25 %
12b-1 fee None
Other expenses     .00 %
Total fund operating expenses
 .25 %
   SPARTAN CA MONEY MARKET
 Account Accou
nt
 open closed
 After 1 year $4  $9
 After 3 years $11  $16

 After 5 years $20  $25

 After 10 years $44  $49
SPARTAN CA INTERMEDIATE
 Account Accou
nt
 open closed
 After 1 year $3  $8
 After 3 years $8  $13
 After 5 years $14  $19
 After 10 years $32  $37
FMR has voluntarily agreed
to temporarily limit Spartan
California Municipal Money
Market Portfolio's operating
   expenses to .35%     of its
average net assets, and
Spartan California
Intermediate Municipal
Portfolio's operating
expenses to .25% of its
average net assets. If these
agreements were not in
effect, the management fee,
other expenses, and total
operating expenses would be
 .50%, .00%, and .50%,
respectively, for Spartan
California Municipal Money
Market and .55%, .00%, and
 .55%, respectively, for
Spartan California
Intermediate Municipal.
Expenses eligible for
reimbursement do not
include interest, taxes,
brokerage commissions, or
extraordinary expenses.
SUPPLEMENT TO THE
SPARTAN(registered trademark) CALIFORNIA
MUNICIPAL FUNDS
PROSPECTUS
DATED APRIL 17, 1995
The following information
replaces similar information
found under "Expenses"
beginning on page 5.
   SPARTAN CA MONEY MARKET
Management fee (after
reimbursement)         .35 %
12b-1 fee     None
Other expenses         .00 %
    Total fund operating expenses
 .35 %
SPARTAN CA INTERMEDIATE
Management fee (after
reimbursement)     .25 %
12b-1 fee None
Other expenses     .00 %
Total fund operating expenses
 .25 %
   SPARTAN CA MONEY MARKET
 Account Accou
nt
 open closed
 After 1 year $4  $9
 After 3 years $11  $16

 After 5 years $20  $25

 After 10 years $44  $49
SPARTAN CA INTERMEDIATE
 Account Accou
nt
 open closed
 After 1 year $3  $8
 After 3 years $8  $13
 After 5 years $14  $19
 After 10 years $32  $37
FMR has voluntarily agreed
to temporarily limit Spartan
California Municipal Money
Market Portfolio's operating
   expenses to .35%     of its
average net assets, and
Spartan California
Intermediate Municipal
Portfolio's operating
expenses to .25% of its
average net assets. If these
agreements were not in
effect, the management fee,
other expenses, and total
operating expenses would be
 .50%, .00%, and .50%,
respectively, for Spartan
California Municipal Money
Market and .55%, .00%, and
 .55%, respectively, for
Spartan California
Intermediate Municipal.
Expenses eligible for
reimbursement do not
include interest, taxes,
brokerage commissions, or
extraordinary expenses.
   SCR-95-5      December 1, 1995
   SCR-95-5      December 1, 1995